Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

Related Party Policy

ECD’s Code of Ethics requires it to avoid, wherever possible, all related party transactions that could result in actual or potential conflicts of interests, except under guidelines approved by the Board (or the audit committee). The Code of Ethics defines related party transactions as transactions in which (i) the aggregate amount involved will or may be expected to exceed $120,000 in any calendar year, (ii) ECD or any of ECD’s subsidiaries is a participant, and (iii) any (A) executive officer, director or nominee for election as a director, (B) greater than 5% beneficial owner of shares of Common Stock, or (C) immediate family member, of the persons referred to in clauses (A) and (B), has or will have a direct or indirect material interest (other than solely as a result of being a director or a less than 10% beneficial owner of another entity). A conflict of interest situation can arise when a person takes actions or has interests that may make it difficult to perform his or her work objectively and effectively. Conflicts of interest may also arise if a person, or a member of his or her family, receives improper personal benefits as a result of his or her position.

ECD’s audit committee, pursuant to its written charter, is responsible for reviewing and approving related party transactions to the extent that ECD enters into such transactions. All ongoing and future transactions between ECD and any of ECD’s officers and directors or their respective affiliates will be on terms believed by ECD to be no less favorable to ECD than are available from unaffiliated third parties. Such transactions will require prior approval by ECD’s audit committee and a majority of ECD’s uninterested “independent” directors, or the members of the Board who do not have an interest in the transaction, in either case who had access, at ECD’s expense, to ECD’s attorneys or independent legal counsel. We will not enter into any such transaction unless ECD’s audit committee and a majority of ECD’s disinterested “independent” directors determine that the terms of such transaction are no less favorable to ECD than those that would be available to ECD with respect to such a transaction from unaffiliated third parties. Additionally, ECD requires each of ECD’s directors and executive officers to complete a directors’ and officers’ questionnaire that elicits information about related party transactions.

These procedures are intended to determine whether any such related party transaction impairs the independence of a director or presents a conflict of interest on the part of a director, employee or officer.

Certain Transactions of ECD

Beginning on January 5, 2021, ECD entered into a verbal agreement with Overland Auto Transport Inc d/b/a Luxury Automotive Transport, Inc. (“TransportCo”), a company which is 100% owned by Ashley Humble, Thomas Humble’s father, and has ECD as its only customer. Thomas Humble, an officer of ECD, and Elliot Humble, an officer of ECD, are both directors of TransportCo, however they receive no compensation for their services to TransportCo. TransportCo assists ECD with the intermediation of transportation services for ECD’s products, by locating providers of and booking the required services. TransportCo offers ECD competitive pricing for its services. On September 27, 2023, we entered into a written agreement with TransportCo (the “TransportCo Agreement”) covering the services TransportCo provides to ECD and the compensation paid for such services. As of June 30, 2025, and December 31, 2024, the Company had $0 outstanding under this agreement included in accounts payable in the accompanying unaudited condensed consolidated balance sheet, respectively.

The Company has no commercial agreement with British Food Stop. British Food Stop sells breakfast and lunch to employees via a food truck on site. The owners of British Food Stop are the parents of Emily Humble, the Company’s President, Secretary, and Director. As of June 30, 2025, and December 31, 2024, the Company had no amounts outstanding under this agreement included in accounts payable in the accompanying unaudited condensed consolidated balance sheet.

The following table shows the Company’s expenses incurred with related parties and the relationship:

		Three Months Ended June 30,		Six Months Ended June 30,
	Relationship	2025	2024	2025	2024
Luxury Automotive Transport, Inc.	Company owned by stockholder’s relative	$6,540	$32,702	$15,025	$57,292
British Food Stop	Company owned by stockholders’ relative	-	15,684	7,939	26,157
Total expenses, net		$6,540	$48,386	$22,964	$83,449

NOTE 18. RELATED PARTY TRANSACTIONS

Related Party Policy

EFHT’s Code of Ethics requires it to avoid, wherever possible, all related party transactions that could result in actual or potential conflicts of interests, except under guidelines approved by the Board (or the audit committee). The Code of Ethics defines related party transactions as transactions in which (i) the aggregate amount involved will or may be expected to exceed $120,000 in any calendar year, (ii) EFHT or any of EFHT’s subsidiaries is a participant, and (iii) any (A) executive officer, director or nominee for election as a director, (B) greater than 5% beneficial owner of shares of Common Stock, or (C) immediate family member, of the persons referred to in clauses (A) and (B), has or will have a direct or indirect material interest (other than solely as a result of being a director or a less than 10% beneficial owner of another entity). A conflict of interest situation can arise when a person takes actions or has interests that may make it difficult to perform his or her work objectively and effectively. Conflicts of interest may also arise if a person, or a member of his or her family, receives improper personal benefits as a result of his or her position.

EFHT’s audit committee, pursuant to its written charter, is responsible for reviewing and approving related party transactions to the extent that EFHT enters into such transactions. All ongoing and future transactions between EFHT and any of EFHT’s officers and directors or their respective affiliates will be on terms believed by EFHT to be no less favorable to EFHT than are available from unaffiliated third parties. Such transactions will require prior approval by EFHT’s audit committee and a majority of EFHT’s uninterested “independent” directors, or the members of the Board who do not have an interest in the transaction, in either case who had access, at EFHT’s expense, to EFHT’s attorneys or independent legal counsel. We will not enter into any such transaction unless EFHT’s audit committee and a majority of EFHT’s disinterested “independent” directors determine that the terms of such transaction are no less favorable to EFHT than those that would be available to EFHT with respect to such a transaction from unaffiliated third parties. Additionally, EFHT requires each of EFHT’s directors and executive officers to complete a directors’ and officers’ questionnaire that elicits information about related party transactions.

These procedures are intended to determine whether any such related party transaction impairs the independence of a director or presents a conflict of interest on the part of a director, employee or officer.

Certain Transactions of ECD

Beginning on January 5, 2021, ECD entered into a verbal agreement with Overland Auto Transport Inc d/b/a Luxury Automotive Transport (“TransportCo”), a company which is 100% owned by Ashley Humble, Thomas Humble’s father, and has ECD as its only customer. Thomas Humble, an officer and director of ECD, and Elliot Humble, and officer of ECD, are both directors of TransportCo, however they receive no compensation for their services to TransportCo. TransportCo assists ECD with the intermediation of transportation services for ECD’s products, by locating providers of and booking the required services. TransportCo offers ECD competitive pricing for its services. The total payments to TransportCo under this agreement were $103,308 and $196,425 in 2024 and 2023, respectively. On September 27, 2023, we entered into a written agreement with TransportCo (the “TransportCo Agreement”) covering the services TransportCo provides to ECD and the compensation paid for such services.

The following table shows the Company’s expenses incurred with related parties and the relationship:

		Year Ended December 31,
	Relationship	2024	2023
Luxury Automotive Transport, Inc.	Company owned by stockholder’s relative	$103,308	$196,425
British Food Stop	Company owned by stockholders’ relative	50,096	16,336
Total expenses, net		$153,404	$212,761